Nature of Operations	12 Months Ended
Apr. 30, 2022
Disclosure Of Nature Of Operations [Abstract]
Nature Of Operations
1.	NATURE OF OPERATIONS
ImmunoPrecise Antibodies Ltd. (the “Company” or “IPA”) was incorporated under the laws of Alberta on November 22, 1983. The Company is listed on the TSX Venture Exchange (the “TSXV”) as a Tier 2 life science issuer under the trading symbol “IPA”. The Company’s common shares were approved for listing on the NASDAQ Global Market (“Nasdaq”) under the trading ticker symbol “IPA.” Trading on Nasdaq commenced at market open on December 30, 2020. The Company is a supplier of custom hybridoma development services. The address of the Company’s corporate office is 3204 – 4464 Markham Street, Victoria, BC, Canada V8Z 7X8.
On November 23, 2020, the Company consolidated its issued and outstanding common shares on the basis of 5 pre-consolidation
shares for one post-consolidation share (the “Consolidation”). All references to share and per share amounts in these consolidated financial statements have been retroactively restated to reflect the Consolidation.
Going concern basis
The consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern. This assumes the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its obligations in the normal course of operations. The Company has incurred operating losses since inception, including $16.7 million for the year ended April 30, 2022 and has accumulated a deficit of $46.5 million as of April 30, 2022. The Company has $30.0 million cash on hand as of April 30, 2022 which will sustain its existing operations through at least the next twelve months. The Company may need to raise additional funds in order to fund its strategic goals and there can be no assurances that sufficient funding, including adequate financing, will be available. The ability of the Company to arrange additional financing in the future depends in part, on the prevailing capital market conditions and profitability of its operations. Accordingly, the consolidated financial statements do not give effect to adjustments that would be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and liquidate its liabilities, contingent obligations and commitments other than in the normal course of business and at amounts different from those in the consolidated financial statements.
COVID-19
Pandemic
In March 2020, there was a global pandemic outbreak of
COVID-19.
The actual and threatened spread of the virus globally has had a material adverse effect on the global economy and specifically, the regional economies in which the Company operates. The pandemic has evolved due to the spread of variants which has resulted in delays in the course of business, including disruptions of the Company’s PolyTope
TM
program, and could have a negative impact on the Company’s ability to raise new capital. It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company’s business or results of operations at this time.